Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Schedule of trade and other receivables
	2021	2020
	£	£
Other receivables	-	5,822
VAT owed to the Group	70,650	53,796
Prepaid clinical trial costs	336,770	-
Other prepayments	474,533	230,718
	881,953	290,336